Share Capital - Summary of Stock Option Activity (Details) (10-K) (Parenthetical) - $ / shares		12 Months Ended
	Nov. 28, 2016	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Per share		$ 0.01	$ 0.01	$ 0.01
Reverse stock split	one-to-nine Reverse Stock Split
September 4, 2018 [Member]
Reverse stock split		one-for-15 reverse stock split